Premises and Equipment - Supplemental consolidated balance sheet (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Premises and Equipment
Operating lease right-of-use assets	$ 2,123
Operating lease liabilities	$ 2,322
Operating Leases	8 years 7 months 6 days
Operating Leases	3.52%